Schedule of Changes in Level 3 Financial Instruments (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Series B Redeemable Preferred Stock
Warrant liability, beginning balance	$ 3,820,962	$ 122,730		$ 122,730
Contingent consideration, beginning balance	3,148,893	3,328,361		3,328,361
Derivative liability on senior convertible note, beginning balance	9,124,756	9,399,620		9,399,620
Fair value of warrants		5,286,288
Change in fair value of September Warrants	(1,536,732)	(1,482,103)
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note		(105,953)
Change in (loss) gain on Bethard contingent consideration liability	3,044,019	(179,468)	$ (1,851,446)	2,864,551	(1,851,446)	(2,355,308)	$ 1,748,607
Change in fair value of derivative liability on the senior convertible note	(8,324,802)	(274,864)	$ 1,482,621	(8,599,666)	$ 1,482,621	10,882,241
Warrant liability, ending balance	2,284,230	3,820,962		2,284,230		122,730
Contingent consideration, ending balance	6,192,912	3,148,893		6,192,912		3,328,361
Derivative liability on senior convertible note, ending balance	$ 799,954	$ 9,124,756		$ 799,954		$ 9,399,620